SCHWAB CAPITAL TRUST

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

(the Funds)

Supplement dated June 29, 2018, to the currently effective Statement of Additional Information (the SAI) for each of the aforementioned Funds

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The table in the “Securities Lending Activities” section on pages 28-29 of the SAI is hereby deleted in its entirety and replaced with the following table:

	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Gross income from securities lending activities	$990,772	$1,719,687	$790,603	$849,494	$18,005

Fees and/or compensation paid for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$86,626	$149,117	$76,988	$83,269	$1,738
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$18,808	$41,443	$14,300	$14,085	$494
Administrative fees not included in revenue split	-	-	-	-	-
Indemnification fees not included in revenue split	-	-	-	-	-
Rebates (paid to borrower)	$122	$5	$6,420	$2,719	$129
Other fees not included in revenue split	-	-	-	-	-

Aggregate fees/compensation paid for securities lending activities	$105,556	$190,565	$97,708	$100,073	$2,361

Net income from securities lending activities*	$885,216	$1,529,122	$692,895	$749,421	$15,644

*	“Net income from securities lending activities” may not match the fund’s current financial statements, which may reflect certain accrual adjustments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG102728-00 (06/18)

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